Operating Lease Agreements (Schedule Of Future Minimum Rental Payments For Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
2015	$ 150,007
2016	135,544
2017	124,757
2018	107,260
2019	90,674
Thereafter	446,251
Total minimum payments	1,054,493
Restaurants [Member]
Property, Plant and Equipment [Line Items]
2015	142,296
2016	128,904
2017	118,873
2018	104,247
2019	89,205
Thereafter	443,431
Total minimum payments	1,026,956
Others [Member]
Property, Plant and Equipment [Line Items]
2015	7,711
2016	6,640
2017	5,884
2018	3,013
2019	1,469
Thereafter	2,820
Total minimum payments	$ 27,537